Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	14,999,771
Proposed Maximum Offering Price per Unit	58.75
Maximum Aggregate Offering Price	$ 881,236,546.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 121,698.77
Offering Note

(1) Publicly communicated offering price.

(2) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form S-3 (No. 333-287916).

(3) Represents shares of Common Stock that may be offered and sold by the Selling Stockholders named in the prospectus supplement.